1933 Act No.:  333-10015
1940 Act No.:  811-07763

LITMAN GREGORY FUNDS TRUST

June 28, 2013

EXPLANATORY NOTE

On behalf of the Litman Gregory Masters Equity Fund, Litman Gregory Masters Smaller Companies Fund and Litman Gregory Masters Focused Opportunities Fund, each a series of Litman Gregory Funds Trust (the “Trust”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the as supplemented Prospectus filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) under the Securities Act on June 20, 2013; such form of as supplemented Prospectus (Accession Number 0000894189-13-003481) is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE